Document and Entity Information	Aug. 30, 2017
Risk/Return:
Document Type	497
Document Period End Date	Jun. 30, 2016
Registrant Name	EATON VANCE SERIES TRUST II
Central Index Key	0000074663
Amendment Flag	false
Document Creation Date	Aug. 30, 2017
Document Effective Date	Aug. 30, 2017
Prospectus Date	Nov. 01, 2016
Parametric Tax-Managed Emerging Markets Fund | Institutional Class
Risk/Return:
Trading Symbol	EITEX